Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Concentrations

Note 12 – Concentrations

Purchases from major suppliers amount to as follows for the periods indicated (in thousands):

	Three Months Ended March 31, 2021
	Amount	% of Total Purchases
Supplier A	$1,803	28.3%
Supplier B	1,119	17.6
Supplier C	681	10.7

Total	$3,603	56.6%

Included in Accounts payable at March 31, 2021, was $1.4 million payable to these vendors.

Purchases from major suppliers amount to as follows for the periods indicated (in thousands):

	Three Months Ended March 31, 2020
	Amount	% of Total Purchases
Supplier A	$2,275	22.4%
Supplier B	1,152	11.4
Supplier C	1,025	10.1

Total	$4,452	43.9%

Included in Accounts payable as of December 31, 2020 was $1.0 million payable to these vendors.

As of March 31, 2021, HydraFacial had no customers that accounted for 10% or more of the Accounts receivable balance.

As of December 31, 2020, HydraFacial had one customer that accounted for 10% or more of the Accounts receivable balance. This customer accounted for 10.5%, or $1.9 million, of the Accounts receivable balance.

No single customer accounted for 10% or more of consolidated Net sales during the three months ended March 31, 2021 and 2020.

Note 14 – Concentrations

Purchases from major suppliers amount to as follows for the year ended December 31, 2020:

	2020
(in thousands)	Amount	% of Total Purchases
Supplier A	$6,195	21%
Supplier B	4,908	16

Total	$11,103	37%

Included in Accounts payable on the Consolidated Balance Sheets at December 31, 2020, was $1.0 million payable to these vendors.

Purchases from major suppliers amount to as follows for the year ended December 31, 2019:

	2019
(in thousands)	Amount	% of Total Purchases
Supplier A	$6,077	17%
Supplier B	4,173	12
Supplier C	4,101	12

Total	$14,351	41%

Included in Accounts payable on the Consolidated Balance Sheets at December 31, 2019, was $1.5 million payable to these vendors.

Purchases from major suppliers amount to as follows for the year ended December 31, 2018:

	2018
(in thousands)	Amount	% of Total Purchases
Supplier A	$3,449	12%
Supplier B	2,928	10

Total	$6,377	22%

Included in Accounts payable on the Consolidated Balance Sheets at December 31, 2018, was $0.9 million payable to these vendors.

As of December 31, 2020, HydraFacial had one customer that accounted for 10% or more of the accounts receivable balance. This customer accounted for 10.5%, or $1.9 million, of the accounts receivable balance.